                                 NATIONWIDE(R)
                             [MULTI-FLEX (R) LOGO]
                                    ANNUITY

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

    NATIONWIDE(R)
     MULTI-FLEX
  VARIABLE ACCOUNT

                                              [NATIONWIDE LOGO]
                                          Nationwide is on your side
                                                Columbus, Ohio




APO-724-06/01

                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Multi-Flex Variable Account.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                August 14, 2001

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

                  NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
             STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2001
                                  (UNAUDITED)



ASSETS:
Investments at fair value:
AIM Variable Insurance Funds, Inc.- AIM V.I. Capital Appreciation Fund (AIMCapAp)
  227,193 shares (cost $7,843,715) ....................................................   $  5,904,749

AIM Variable Insurance Funds, Inc.- AIM V.I. International Equity Fund (AIMIntEq)
  39,239 shares (cost $996,914) .......................................................        675,688

American Century Variable Portfolios, Inc.- American Century VP Balanced (ACVPBal)
  946,300 shares (cost $6,991,933) ....................................................      6,359,136

American Century Variable Portfolios, Inc.-
American Century VP Capital Appreciation (ACVPCapAp)
  2,715,178 shares (cost $30,276,805) .................................................     24,273,693

American Century Variable Portfolios, Inc.-
American Century VP Income & Growth (ACVPIncGr)
  1,186,045 shares (cost $8,201,447) ..................................................      8,041,384

Dreyfus Stock Index Fund (DryStkIx)
  2,854,769 shares (cost $80,968,785) .................................................     89,925,231

Dreyfus Variable Investment Fund - Appreciation Portfolio (DryAp)
  275,015 shares (cost $10,618,330) ...................................................     10,029,811

Dreyfus Variable Investment Fund - Quality Bond Portfolio (DryQualBd)
  678,850 shares (cost $7,826,293) ....................................................      7,901,809

Dreyfus Variable Investment Fund - Small Cap Portfolio (DrySmCap)
  2,320,778 shares (cost $109,530,266) ................................................     88,908,997

Federated NSAT High Income Bond Fund  (NSATHIncBd)
  56,529 shares (cost $463,749) .......................................................        433,576

Janus Aspen Series - International Growth Portfolio - Institutional Shares (JanASIntGr)
  684,047 shares (cost $22,895,534) ...................................................     17,757,862

Nationwide((R)) Separate Account Trust - Capital Appreciation Fund  (NSATCapAp)
  1,551,119 shares (cost $31,734,996) .................................................     17,915,422

Nationwide((R)) Separate Account Trust - Government Bond Fund  (NSATGvtBd)
  4,880,958 shares (cost $54,756,484) .................................................     55,789,345

Nationwide((R)) Separate Account Trust - Money Market Fund  (NSATMyMkt)
  27,221,563 shares (cost $27,221,562) ................................................     27,221,563

Nationwide((R)) Separate Account Trust - Total Return Fund  (NSATTotRe)
  21,813,771 shares (cost $287,988,935) ...............................................    232,971,080

Neuberger Berman Advisers Management Trust - Balanced Portfolio (NBAMTBal)
  2,985,170 shares (cost $42,888,894) .................................................     30,269,622


     Strong Opportunity Fund II, Inc.(StOpp2)
       1,659,064 shares (cost $36,068,899) .........................      39,734,572

     Templeton Variable Products Series Fund -
     Templeton International Fund - Class A (TemIntFd)
       2,548,452 shares (cost $44,892,109) .........................      32,798,576

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       1,566,918 shares (cost $45,804,606) .........................      46,380,776

     Fidelity VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       4,575,438 shares (cost $101,072,272) ........................     108,529,399

     Fidelity VIP - High Income Portfolio:Initial Class (FidVIPHI)
       2,474,807 shares (cost $27,887,176) .........................      16,680,202
                                                                      --------------
          Total investments ........................................     868,502,493
  Accounts receivable ..............................................            --
                                                                      --------------
          Total assets .............................................     868,502,493
ACCOUNTS PAYABLE ...................................................         549,681
                                                                      --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...................................   $ 867,952,812
                                                                      ==============


See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                        Total           AIMCapAp         AIMIntEq         ACVPBal          ACVPCapAp
                                                 --------------     -------------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   9,884,034             --               --            184,125             --
  Mortality and expense risk charges (note 2)..      (5,949,417)         (39,961)          (4,619)         (42,730)        (167,037)
                                                 --------------     -------------      -----------      -----------      -----------
    Net investment activity ...................       3,934,617          (39,961)          (4,619)         141,395         (167,037)
                                                 --------------     -------------      -----------      -----------      -----------

  Proceeds from mutual funds shares sold ......      72,554,653          492,213           79,075          684,684        3,676,503
  Cost of mutual fund shares sold .............     (69,694,459)        (406,317)        (123,850)        (755,254)      (3,861,345)
                                                 --------------     -------------      -----------      -----------      -----------
    Realized gain (loss) on investments .......       2,860,194           85,896          (44,775)         (70,570)        (184,842)
  Change in unrealized gain (loss)
   on investments .............................    (108,211,557)      (1,158,656)         (69,005)        (454,016)     (13,373,649)
                                                 --------------     -------------      -----------      -----------      -----------
    Net gain (loss) on investments ............    (105,351,363)      (1,072,760)        (113,780)        (524,586)     (13,558,491)
                                                 --------------     -------------      -----------      -----------      -----------
  Reinvested capital gains ....................      32,834,298             --               --            218,578        8,950,005
                                                 --------------     -------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......   $ (68,582,448)      (1,112,721)        (118,399)        (164,613)      (4,775,523)
                                                 ==============     =============     ============      ===========      ===========





                                                      ACVPIncGr          DryStkIx           DryAp
                                                    ------------      -----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          67,143          470,368            1,350
  Mortality and expense risk charges (note 2)..         (51,984)        (604,951)         (66,112)
                                                    ------------      -----------       ----------
    Net investment activity ...................          15,159         (134,583)         (64,762)
                                                    ------------      -----------       ----------
  Proceeds from mutual funds shares sold ......         404,561        3,740,951          429,149
  Cost of mutual fund shares sold .............        (364,021)      (2,222,170)        (438,541)
                                                    ------------      -----------       ----------
    Realized gain (loss) on investments .......          40,540        1,518,781           (9,392)
  Change in unrealized gain (loss)
    on investments ............................        (425,614)      (8,768,560)        (655,220)
                                                    ------------      -----------       ----------
    Net gain (loss) on investments ............        (385,074)      (7,249,779)        (664,612)
                                                    ------------      -----------       ----------
  Reinvested capital gains ....................            --             17,130             --
                                                    ------------      -----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......        (369,915)      (7,367,232)        (729,374)
                                                    ============      ===========       ==========





                                                     DryQualBd          DrySmCap        FidVIPEI           FidVIPHI       JanASIntGr
                                                 --------------     -------------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $     179,632          166,761        1,865,575        2,182,864          115,478
  Mortality and expense risk charges (note 2)..         (47,926)        (580,692)        (719,520)        (118,577)        (124,277)
                                                 --------------     -------------      -----------      -----------      -----------
    Net investment activity ...................         131,706         (413,931)       1,146,055        2,064,287           (8,799)
                                                 --------------     -------------      -----------      -----------      -----------
  Proceeds from mutual funds shares sold ......         125,575        1,664,956        5,381,768          819,566        1,141,349
  Cost of mutual fund shares sold .............        (126,668)      (2,246,817)      (4,329,471)      (1,273,919)        (764,612)
                                                 --------------     -------------      -----------      -----------      -----------
    Realized gain (loss) on investments .......          (1,093)        (581,861)       1,052,297         (454,353)         376,737
  Change in unrealized gain (loss)
    on investments ............................         150,656       (4,045,605)      (9,268,982)      (3,020,364)      (3,714,910)
                                                 --------------     -------------      -----------      -----------      -----------
    Net gain (loss) on investments ............         149,563       (4,627,466)      (8,216,685)      (3,474,717)      (3,338,173)
                                                 --------------     -------------      -----------      -----------      -----------
  Reinvested capital gains ....................            --            182,974        5,241,376             --               --
                                                 --------------     -------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......   $     281,269       (4,858,423)      (1,829,254)      (1,410,430)      (3,346,972)
                                                 ==============     =============     ============      ===========      ===========




                                                        NSATCapAp         NSATHIncBd       NSATGvtBd
                                                      ------------      -----------       ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ........................               --             20,379        1,410,520
  Mortality and expense risk charges (note 2)..           (124,970)          (2,477)        (373,696)
                                                      ------------      -----------       ----------
    Net investment activity....................           (124,970)          17,902        1,036,824
                                                      ------------      -----------       ----------
  Proceeds from mutual funds shares sold.......          2,662,887          217,569        4,393,646
  Cost of mutual fund shares sold..............         (3,739,469)        (253,679)      (3,909,558)
                                                      ------------      -----------       ----------
    Realized gain (loss) on investments........         (1,076,582)         (36,110)         484,088
  Change in unrealized gain (loss)
    on investments ............................         (3,989,923)          16,608         (519,054)
                                                      ------------      -----------       ----------
    Net gain (loss) on investments ............         (5,066,505)         (19,502)         (34,966)
  Reinvested capital gains ....................               --               --               --
                                                      ------------      -----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         (5,191,475)          (1,600)       1,001,858
                                                       ============      ===========      ==========


NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT STATEMENTS OF OPERATIONS,Continued Six Month Period Ended June 30,2001
(UNAUDITED)


                                                  NSATMyMkt       NSATTotRe       NBAMTBal         StOpp2       TemIntFd
                                                  -----------    -----------     ----------       --------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   643,101        928,999        577,152         87,187        977,118
  Mortality and expense risk charges (note 2)..      (185,016)    (1,680,138)      (210,185)      (257,211)      (221,939)
                                                  -----------    -----------     ----------       --------     ----------
    Net investment activity ...................       458,085       (751,139)       366,967       (170,024)       755,179
                                                  -----------    -----------     ----------       --------     ----------

  Proceeds from mutual funds shares sold ......     7,429,538     32,466,278      3,862,341        589,443        725,016
  Cost of mutual fund shares sold .............    (7,429,538)   (30,147,860)    (5,128,793)      (443,799)      (672,000)
                                                  -----------    -----------     ----------       --------     ----------
    Realized gain (loss) on investments .......          --        2,318,418     (1,266,452)       145,644         53,016
  Change in unrealized gain (loss)
    on investments ............................             1    (25,605,889)   (13,561,740)      (149,032)   (11,402,803)
                                                  -----------    -----------     ----------       --------     ----------
    Net gain (loss) on investments ............             1    (23,287,471)   (14,828,192)        (3,388)   (11,349,787)
                                                  -----------    -----------     ----------       --------     ----------
  Reinvested capital gains ....................          --             --       10,904,056           --        7,320,179
                                                  -----------    -----------     ----------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......   $   458,086    (24,038,610)    (3,557,169)      (173,412)    (3,274,429)
                                                  ===========    ===========     ==========       ========     ==========








                                                     DrySRGro
                                                    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          6,282
  Mortality and expense risk charges (note 2)..       (325,399)
                                                    ----------
    Net investment activity ...................       (319,117)
                                                    ----------

  Proceeds from mutual funds shares sold ......      1,567,585
  Cost of mutual fund shares sold .............     (1,056,778)
                                                    ----------
    Realized gain (loss) on investments .......        510,807
  Change in unrealized gain (loss)
    on investments ............................     (8,195,800)
                                                    ----------
    Net gain (loss) on investments ............     (7,684,993)

                                                    ----------
  Reinvested capital gains ....................           --
                                                    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......     (8,004,110)
                                                    ==========


See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                      Total                                AIMCapAp
                                          --------------------------------         ---------------------------
                                                2001              2000              2001                2000
                                          --------------     -------------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    3,934,617         2,967,389           (39,961)          (31,689)
  Realized gain (loss) on investments .        2,860,194        58,724,362            85,896           119,563
  Change in unrealized gain (loss)
    on investments ....................     (108,211,557)      (56,629,701)       (1,158,656)          240,075
  Reinvested capital gains ............       32,834,298        22,362,205              --                --
                                          --------------     -------------         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (68,582,448)       27,424,255        (1,112,721)          327,949
                                          --------------     -------------         ---------         ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       37,570,663        50,912,709           512,433           469,908
  Transfers between funds .............             --                --            (106,052)        3,021,283
  Redemptions .........................      (77,854,317)     (166,352,576)         (244,939)         (162,980)
  Annuity benefits ....................          (60,693)          (69,016)             --                --
  Annual contract maintenance charges
    (note 2) ..........................         (774,484)         (911,177)           (4,825)           (3,959)
  Contingent deferred sales charges
    (note 2) ..........................         (710,604)       (1,031,499)           (5,654)           (2,657)
  Adjustments to maintain reserves ....         (495,029)           77,724              (145)               89
                                          --------------     -------------         ---------         ---------
      Net equity transactions .........      (42,324,464)     (117,373,835)          150,818         3,321,684
                                          --------------     -------------         ---------         ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..    (110,906,912)      (89,949,580)         (961,903)        3,649,633
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      978,859,724     1,210,908,663         6,866,599         2,834,110
                                          --------------     -------------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  867,952,812     1,120,959,083         5,904,696         6,483,743
                                          ==============     =============         =========         =========


CHANGES IN UNITS:
  Beginning units .....................       32,596,096        36,685,414           489,105           177,522
                                          --------------     -------------         ---------         ---------
  Units purchased .....................        2,995,811         2,450,602            80,033           391,381
  Units redeemed ......................       (3,766,575)       (4,725,909)          (66,785)         (191,227)
                                          --------------     -------------         ---------         ---------
  Ending units ........................       31,825,332        34,410,107           502,353           377,676
                                          ==============     =============         =========         =========






                                                        AIMIntEq                             ACVPBal
                                                -------------------------         ---------------------------
                                                 2001              2000              2001             2000
                                                -------           -------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          (4,619)           (4,805)          141,395           193,165
  Realized gain (loss) on investments .         (44,775)           56,186           (70,570)          174,174
  Change in unrealized gain (loss)
    on investments ....................         (69,005)         (142,262)         (454,016)       (1,630,113)
  Reinvested capital gains ............            --                --             218,578         1,559,884
                                                -------           -------         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (118,399)          (90,881)         (164,613)          297,110
                                                -------           -------         ---------         ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          76,396            76,884           171,842           244,210
  Transfers between funds .............         (19,632)          546,713           121,085            89,435
  Redemptions .........................         (20,998)          (42,097)         (663,805)       (1,526,800)
  Annuity benefits ....................            --                --                --                 (18)
  Annual contract maintenance charges
    (note 2) ..........................            (552)             (547)           (5,053)           (6,444)
  Contingent deferred sales charges
    (note 2) ..........................            (489)             (751)           (3,484)           (8,965)
  Adjustments to maintain reserves ....             (24)               21             3,786            (2,034)
                                                -------           -------         ---------         ---------
      Net equity transactions .........          34,701           580,223          (375,629)       (1,210,616)
                                                -------           -------         ---------         ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (83,698)          489,342          (540,242)         (913,506)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         759,366           315,124         6,900,969         9,415,478
                                                -------           -------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..        675,668           804,466         6,360,727         8,501,972
                                                =======           =======         =========         =========


CHANGES IN UNITS:
  Beginning units .....................          60,445            18,221           678,862           460,826
                                                -------           -------         ---------         ---------
  Units purchased .....................          11,536            66,437            41,621             9,841
  Units redeemed ......................          (8,729)          (32,134)          (80,183)          (64,716)
                                                -------           -------         ---------         ---------
  Ending units ........................          63,252            52,524           640,300           405,951
                                                =======           =======         =========         =========


NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                      ACVPCapAp                       ACVPIncGr
                                         ------------------------------      --------------------------
                                                2001            2000            2001            2000
                                         --------------     -----------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (167,037)       (239,150)         15,159          (8,964)
  Realized gain (loss) on investments .       (184,842)      2,262,519          40,540         157,639
  Change in unrealized gain (loss)
    on investments ....................    (13,373,649)      2,430,976        (425,614)       (530,460)
  Reinvested capital gains ............      8,950,005       1,087,162            --              --
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (4,775,523)      5,541,507        (369,915)       (381,785)
                                          ------------      ----------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        886,349       1,069,977         602,511         817,804
  Transfers between funds .............       (989,117)      4,767,868          65,229        (156,667)
  Redemptions .........................     (2,967,487)     (6,716,466)       (350,483)       (446,321)
  Annuity benefits ....................         (1,495)         (1,072)           --              --
  Annual contract maintenance charges
    (note 2) ..........................        (22,523)        (26,713)         (6,413)         (7,104)
  Contingent deferred sales charges
    (note 2) ..........................        (23,634)        (29,752)         (6,417)        (10,025)
  Adjustments to maintain reserves ....          8,533           1,498             (69)            138
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........     (3,109,374)       (934,660)        304,358         197,825
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (7,884,897)      4,606,847         (65,557)       (183,960)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     32,160,108      33,374,915       8,106,908       9,143,623
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 24,275,211      37,981,762       8,041,351       8,959,663
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................      1,283,755       1,434,464         605,490         602,533
                                          ------------      ----------       ---------       ---------
  Units purchased .....................         89,779          16,474          85,559          (4,904)
  Units redeemed ......................       (236,115)        (51,902)        (62,559)         18,670
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,137,419       1,399,036         628,490         616,299
                                          ============      ==========       =========       =========



                                                      DryStkIx                           DryAp
                                             ---------------------------    ----------------------------
                                                2001            2000              2001           2000
                                             -----------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............        (134,583)       (211,121)        (64,762)        (83,398)
  Realized gain (loss) on investments .       1,518,781       6,053,125          (9,392)        623,725
  Change in unrealized gain (loss)
    on investments ....................      (8,768,560)     (7,603,747)       (655,220)       (367,059)
  Reinvested capital gains ............          17,130         129,054            --              --
                                             ----------     -----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (7,367,232)     (1,632,689)       (729,374)        173,268
                                             ----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       5,383,167       7,612,451         860,806       1,316,050
  Transfers between funds .............        (547,936)     (1,873,437)         44,717        (794,693)
  Redemptions .........................      (6,031,573)    (12,372,933)       (588,543)       (731,813)
  Annuity benefits ....................          (2,583)         (3,111)           --              --
  Annual contract maintenance charges
    (note 2) ..........................         (78,775)        (92,187)         (9,052)        (10,368)
  Contingent deferred sales charges
    (note 2) ..........................         (92,409)       (137,992)        (12,367)        (16,920)
  Adjustments to maintain reserves ....           3,358           6,367            (112)            336
                                             ----------     -----------      ----------      ----------
      Net equity transactions .........      (1,366,751)     (6,860,842)        295,449        (237,408)
                                             ----------     -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        (8,733,983)     (8,493,531)       (433,925)        (64,140)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      98,659,208     123,130,078      10,463,660      12,399,915
                                             ----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..      89,925,225     114,636,547      10,029,735      12,335,775
                                             ==========     ===========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................       3,337,468       3,729,766         736,682         856,103
                                             ----------     -----------      ----------      ----------
  Units purchased .....................         280,590         114,999          94,410          19,084
  Units redeemed ......................        (331,393)       (330,214)        (72,888)        (41,220)
                                             ----------     -----------      ----------      ----------
  Ending units ........................       3,286,665       3,514,551         758,204         833,967
                                             ==========     ===========      ==========      ==========


                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                      DryQualBd                       DrySmCap
                                          -----------------------------     ---------------------------
                                                2001            2000            2001            2000
                                          --------------     ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    131,706         115,565        (413,931)       (518,039)
  Realized gain (loss) on investments .         (1,093)        (29,208)       (581,861)        813,188
  Change in unrealized gain (loss)
    on investments ....................        150,656          86,286      (4,045,605)     11,285,007
  Reinvested capital gains ............           --              --           182,974            --
                                          ------------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        281,269         172,643      (4,858,423)     11,580,156
                                          ------------       ---------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        424,006         517,176       4,990,817       6,275,378
  Transfers between funds .............        800,877        (386,750)       (215,061)       (620,207)
  Redemptions .........................       (269,951)       (324,381)     (3,884,788)     (5,167,588)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................         (6,665)         (6,238)        (94,153)        (98,784)
  Contingent deferred sales charges
    (note 2) ..........................         (5,060)         (6,064)        (91,964)       (100,652)
  Adjustments to maintain reserves ....             21             107        (581,791)          1,643
                                          ------------       ---------      ----------      ----------
      Net equity transactions .........        943,228        (206,150)        123,060         289,790
                                          ------------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..      1,224,497         (33,507)     (4,735,363)     11,869,946
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      6,677,313       6,320,190      93,063,230      82,788,426
                                          ------------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  7,901,810       6,286,683      88,327,867      94,658,372
                                          ============       =========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        512,373         532,312       4,088,865       4,068,163
                                          ------------       ---------      ----------      ----------
  Units purchased .....................        104,728          12,704         294,103          (1,125)
  Units redeemed ......................        (34,285)        (30,173)       (263,969)         14,481
                                          ------------       ---------      ----------      ----------
  Ending units ........................        582,816         514,843       4,118,999       4,081,519
                                          ============       =========      ==========      ==========



                                                        FidVIPEI                       FidVIPHI
                                             ----------------------------     ---------------------------
                                                 2001            2000             2001           2000
                                             ------------    ------------     ------------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        1,146,055       1,416,787       2,064,287       1,486,965
  Realized gain (loss) on investments .        1,052,297       6,149,383        (454,353)       (238,066)
  Change in unrealized gain (loss)
    on investments ....................       (9,268,982)    (20,613,344)     (3,020,364)     (2,595,009)
  Reinvested capital gains ............        5,241,376       8,339,351            --              --
                                             -----------     -----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (1,829,254)     (4,707,823)     (1,410,430)     (1,346,110)
                                             -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        4,610,629       6,376,940       1,418,924       1,998,354
  Transfers between funds .............          530,937      (8,353,880)       (490,736)     (1,533,532)
  Redemptions .........................       (8,960,252)    (14,918,180)       (859,167)     (1,229,527)
  Annuity benefits ....................           (2,465)         (1,165)           --              --
  Annual contract maintenance charges
    (note 2) ..........................          (89,605)        (96,741)        (18,979)        (24,165)
  Contingent deferred sales charges
    (note 2) ..........................          (97,282)       (143,809)        (19,637)        (27,054)
  Adjustments to maintain reserves ....           (2,059)          4,856            (147)           (218)
                                             -----------     -----------      ----------      ----------
      Net equity transactions .........       (4,010,097)    (17,131,979)         30,258        (816,142)
                                             -----------     -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..       (5,839,351)    (21,839,802)     (1,380,172)     (2,162,252)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      114,368,610     137,433,012      18,060,362      25,098,494
                                             -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..      108,529,259     115,593,210      16,680,190      22,936,242
                                             ===========     ===========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        4,495,597       5,782,561       1,520,751       1,617,224
                                             -----------     -----------      ----------      ----------
  Units purchased .....................          254,286         206,595         144,562          38,997
  Units redeemed ......................         (416,711)       (960,543)       (142,102)        (92,917)
                                             -----------     -----------      ----------      ----------
  Ending units ........................        4,333,172       5,028,613       1,523,211       1,563,304
                                             ===========     ===========      ==========      ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                      JanASIntGr                     NSATCapAp
                                              -------------------------      ------------------------
                                                2001             2000          2001            2000
                                              --------         --------      --------        --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (8,799)        (85,835)       (124,970)       (204,503)
  Realized gain (loss) on investments .        376,737         533,658      (1,076,582)      5,188,453
  Change in unrealized gain (loss)
    on investments ....................     (3,714,910)       (417,039)     (3,989,923)     (5,459,367)
  Reinvested capital gains ............           --              --              --              --
                                          ------------      ----------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (3,346,972)         30,784      (5,191,475)       (475,417)
                                          ------------      ----------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,528,408       1,810,407         265,030         776,668
  Transfers between funds .............       (611,183)      9,689,292       1,223,970       1,235,681
  Redemptions .........................       (701,017)     (1,317,574)     (1,811,044)    (12,865,463)
  Annuity benefits ....................           --              --            (1,804)         (3,119)
  Annual contract maintenance charges
    (note 2) ..........................        (12,562)        (13,086)        (19,406)        (31,737)
  Contingent deferred sales charges
    (note 2) ..........................        (16,399)        (23,165)         (4,279)        (24,317)
  Adjustments to maintain reserves ....           (462)            368          10,204          10,092
                                          ------------      ----------      ----------     -----------
      Net equity transactions .........        186,785      10,146,242        (337,329)    (10,902,195)
                                          ------------      ----------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (3,160,187)     10,177,026      (5,528,804)    (11,377,612)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     20,917,913      14,771,803      23,447,356      50,337,709
                                          ------------      ----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 17,757,726      24,948,829      17,918,552      38,960,097
                                          ============      ==========      ==========     ===========

CHANGES IN UNITS:
  Beginning units .....................      1,216,855         712,979       1,024,504       1,595,648
                                          ------------      ----------      ----------     -----------
  Units purchased .....................        174,389         882,052         139,800          48,996
  Units redeemed ......................       (161,713)       (417,130)       (162,601)       (411,236)
                                          ------------      ----------      ----------     -----------
  Ending units ........................      1,229,531       1,177,901       1,001,703       1,233,408
                                          ============      ==========      ==========     ===========



                                                      NSATHIncBd                     NSATGvtBd
                                               -----------------------        -----------------------
                                                 2001            2000           2001           2000
                                               --------       --------        --------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............         17,902          12,923       1,036,824       1,500,805
  Realized gain (loss) on investments .        (36,110)         (9,589)        484,088        (536,584)
  Change in unrealized gain (loss)
    on investments ....................         16,608         (10,949)       (519,054)      1,192,134
  Reinvested capital gains ............           --              --              --              --
                                               -------         -------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (1,600)         (7,615)      1,001,858       2,156,355
                                               -------         -------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         32,484          33,478       1,163,738       1,437,747
  Transfers between funds .............        188,770         (68,126)      2,425,813      (2,195,795)
  Redemptions .........................        (34,848)        (18,038)     (5,637,458)    (13,309,774)
  Annuity benefits ....................           --              --            (6,567)         (6,205)
  Annual contract maintenance charges
    (note 2) ..........................           (438)           (340)        (47,387)        (52,909)
  Contingent deferred sales charges
    (note 2) ..........................           (733)           (372)        (30,175)        (62,728)
  Adjustments to maintain reserves ....              3               4          (2,831)          3,308
                                               -------         -------      ----------      ----------
      Net equity transactions .........        185,238         (53,394)     (2,134,867)    (14,186,356)
                                               -------         -------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .        183,638         (61,009)     (1,133,009)    (12,030,001)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        249,935         354,136      56,920,508      73,491,677
                                               -------         -------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        433,573         293,127      55,787,499      61,461,676
                                               =======         =======      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................         25,432          32,624       1,515,627       2,174,625
                                               -------         -------      ----------      ----------
  Units purchased .....................         47,114           1,954         135,074          38,518
  Units redeemed ......................        (29,108)         (6,984)       (190,918)       (453,922)
                                               -------         -------      ----------      ----------
  Ending units ........................         43,438          27,594       1,459,783       1,759,221
                                               =======         =======      ==========      ==========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                       NSATMyMkt                     NSATTotRe
                                             --------------------------     ------------------------
                                                2001             2000          2001            2000
                                              --------        ---------     ---------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    458,085         664,623        (751,139)     (1,447,942)
  Realized gain (loss) on investments .           --              --         2,318,418      34,231,160
  Change in unrealized gain (loss)
    on investments ....................              1            --       (25,605,889)    (24,614,541)
  Reinvested capital gains ............           --              --              --              --
                                          ------------      ----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        458,086         664,623     (24,038,610)      8,168,677
                                          ------------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        827,305         904,009       5,283,701       8,028,966
  Transfers between funds .............      1,623,112      (1,015,681)     (3,038,440)     (7,998,151)
  Redemptions .........................     (3,748,442)     (7,365,048)    (31,875,810)    (72,533,941)
  Annuity benefits ....................         (1,139)         (1,127)        (44,542)        (53,052)
  Annual contract maintenance charges
    (note 2) ..........................        (21,689)        (24,803)       (209,069)       (269,250)
  Contingent deferred sales charges
    (note 2) ..........................        (25,836)        (29,743)       (120,557)       (224,885)
  Adjustments to maintain reserves ....          6,559             675          54,240          63,329
                                          ------------      ----------     -----------     -----------
      Net equity transactions .........     (1,340,130)     (7,531,718)    (29,950,477)    (72,986,984)
                                          ------------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (882,044)     (6,867,095)    (53,989,087)    (64,818,307)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     28,108,467      35,526,456     286,983,734     410,707,357
                                          ------------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 27,226,423      28,659,361     232,994,647     345,889,050
                                          ============      ==========     ===========     ===========

CHANGES IN UNITS:
  Beginning units .....................      1,161,029       1,536,113       3,056,956       4,229,571
                                          ------------      ----------     -----------     -----------
  Units purchased .....................        434,482          34,978          89,091          76,087
  Units redeemed ......................       (490,177)       (359,246)       (435,721)       (839,250)
                                          ------------      ----------     -----------     -----------
  Ending units ........................      1,105,334       1,211,845       2,710,326       3,466,408
                                          ============      ==========     ===========     ===========



                                                     NBAMTBal                          StOpp2
                                              -----------------------         ----------------------
                                               2001            2000             2001            2000
                                              ------          -------         --------         ------
INVESTMENT ACTIVITY:
  Net investment income ...............        366,967         511,822        (170,024)       (240,912)
  Realized gain (loss) on investments .     (1,266,452)      1,572,309         145,644         291,591
  Change in unrealized gain (loss)
    on investments ....................    (13,561,740)     (4,246,642)       (149,032)      1,144,786
  Reinvested capital gains ............     10,904,056       6,658,313            --              --
                                            ----------      ----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (3,557,169)      4,495,802        (173,412)      1,195,465
                                            ----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,098,892       1,340,392       2,171,813       2,741,607
  Transfers between funds .............       (724,591)      3,115,375       1,101,838       1,535,455
  Redemptions .........................     (3,776,290)     (8,336,171)     (1,829,602)     (1,699,795)
  Annuity benefits ....................            (98)           (147)           --              --
  Annual contract maintenance charges
    (note 2) ..........................        (25,969)        (33,550)        (32,270)        (31,840)
  Contingent deferred sales charges
    (note 2) ..........................        (28,754)        (48,452)        (39,196)        (32,347)
  Adjustments to maintain reserves ....          7,013         (15,652)            224             846
                                            ----------      ----------      ----------      ----------
      Net equity transactions .........     (3,449,797)     (3,978,205)      1,372,807       2,513,926
                                            ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (7,006,966)        517,597       1,199,395       3,709,391
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     37,276,572      48,784,964      38,535,029      34,504,202
                                            ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     30,269,606      49,302,561      39,734,424      38,213,593
                                            ==========      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................      1,477,193       1,821,436       1,629,261       1,531,478
                                            ----------      ----------      ----------      ----------
  Units purchased .....................         70,098          49,404         165,426         186,677
  Units redeemed ......................       (219,709)       (191,236)       (108,262)        (77,866)
                                            ----------      ----------      ----------      ----------
  Ending units ........................      1,327,582       1,679,604       1,686,425       1,640,289
                                            ==========      ==========      ==========      ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                      TemIntFd                       DrySRGro
                                             -------------------------       -------------------------
                                               2001             2000            2001            2000
                                            ----------         -------       ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    755,179         528,979        (319,117)       (387,887)
  Realized gain (loss) on investments .         53,016         498,552         510,807         812,584
  Change in unrealized gain (loss)
    on investments ....................    (11,402,803)     (5,694,448)     (8,195,800)        916,015
  Reinvested capital gains ............      7,320,179       4,588,441            --              --
                                          ------------      ----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (3,274,429)        (78,476)     (8,004,110)      1,340,712
                                          ------------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,932,823       2,595,399       3,328,589       4,468,904
  Transfers between funds .............       (399,697)     (1,644,472)       (983,903)      2,640,289
  Redemptions .........................     (1,300,670)     (2,298,845)     (2,297,150)     (2,968,841)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................        (24,274)        (27,940)        (44,825)        (52,472)
  Contingent deferred sales charges
    (note 2) ..........................        (31,592)        (43,859)        (54,686)        (56,990)
  Adjustments to maintain reserves ....           (411)            452            (919)          1,499
                                          ------------      ----------      ----------      ----------
      Net equity transactions .........        176,179      (1,419,265)        (52,894)      4,032,389
                                          ------------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (3,098,250)     (1,497,741)     (8,057,004)      5,373,101
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     35,896,526      40,472,807      54,437,351      59,704,187
                                          ------------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 32,798,276      38,975,066      46,380,347      65,077,288
                                          ============      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................      1,810,274       1,970,610       1,869,572       1,800,635
                                          ------------      ----------      ----------      ----------
  Units purchased .....................        113,211          47,014         145,919         214,439
  Units redeemed ......................       (104,007)       (118,445)       (148,640)        (88,699)
                                          ------------      ----------      ----------      ----------
  Ending units ........................      1,819,478       1,899,179       1,866,851       1,926,375
                                          ============      ==========      ==========      ==========

See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2001 AND 2000
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization;however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:


                Funds of the AIM Variable Insurance Funds, Inc.(AIM VI);
                  AIM VI - Capital Appreciation Fund (AIMCapAp)(*)
                  AIM VI - International Equity Fund (AIMIntEq)(*)

                Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - American Century VP Balanced (ACVPBal)
                  American Century VP - American Century VP Capital Appreciation (ACVPCapAp)(*)
                  American Century VP - American Century VP Income & Growth (ACVPIncGr)(*)

                Dreyfus Stock Index Fund (DryStkIx)(*)

                Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)(*)
                  Dreyfus VIF - Quality Bond Portfolio (DryQualBd)(*)
                  Dreyfus VIF - Small Cap Portfolio (DrySmCap)(*)

                Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)(*)
                  Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)(*)

                Portfolio of the Janus Aspen Series (Janus AS);
                  Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)(*)

                Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                  Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
                  Nationwide(R) Separate Account Trust - Federated NSAT High Income Bond Fund (NSATHIncBd)
                  Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
                  Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
                  Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)

                Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)(*)

                Strong Opportunity Fund II, Inc.(StOpp2)(*)

                Portfolio of the Templeton Variable Products Series Fund (Templeton VPS);
                  Templeton VPS - Templeton International Fund - Class A (TemIntFd)(*)

                The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)(*)

     At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(*)This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.


                                                                               Unit         Contract                     Total
                                                                  Units     Fair Value   Owners' Equity   Expenses(*)   Return(**)
                                                                ---------  ------------  ---------------  -----------   ----------
     Asset Charge: 1.30%

       AIM Variable Insurance Funds, Inc.-
       AIM V.I.Capital Appreciation Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . .    502,353      11.754079     $  5,904,696     1.32%       -16.28%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .    377,676      17.167451        6,483,734     1.34%         7.53%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .    142,483      12.170899        1,734,146     1.29%         8.82%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .     48,164      10.647704          512,836     1.31%        12.10%

       AIM Variable Insurance Funds, Inc.-
       AIM V.I.International Equity Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . .     63,252      10.682100          675,668     1.32%       -14.97%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .     52,524      15.316137          804,465     1.28%       -11.44%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .     11,390      11.725440          133,553     1.35%         3.76%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .      4,372      11.701372           51,158     1.30%        18.03%

       American Century Variable Portfolios, Inc.-
       American Century VP Balanced
        Non-tax qualified
         2001  . . . . . . . . . . . . . . . . . . . . . . . .    640,292       9.934013        6,360,666     1.31%        -2.28%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .     10,441      10.639973          111,092     1.35%         0.58%

       American Century Variable Portfolios, Inc.-
       American Century VP Capital Appreciation
         2001  . . . . . . . . . . . . . . . . . . . . . . . .  1,137,419      21.321640       24,251,642     1.36%       -14.81%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .  1,399,036      27.124399       37,948,011     1.35%        16.63%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .  1,504,841      16.516179       24,854,224     1.31%        15.33%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .  1,870,296      14.863627       27,799,382     1.31%         0.23%
         1997  . . . . . . . . . . . . . . . . . . . . . . . .  2,424,512      14.897166       36,118,358     1.32%        -4.08%

       American Century Variable Portfolios, Inc.-
       American Century VP Income & Growth
         2001  . . . . . . . . . . . . . . . . . . . . . . . .    628,490      12.794725        8,041,351     1.37%        -4.44%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .    616,299      14.537853        8,959,664     1.34%        -4.20%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .    571,832      14.206441        8,123,697     1.33%         9.05%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .    174,278      12.142573        2,116,183     1.35%        16.71%

       Dreyfus Stock Index Fund
         2001  . . . . . . . . . . . . . . . . . . . . . . . .  3,286,665      27.359190       89,920,481     1.37%        -7.44%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .  3,514,551      32.615212      114,627,825     1.28%        -1.19%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .  3,707,790      30.896018      114,555,947     1.30%        11.42%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .  2,998,491      25.583023       76,710,464     1.35%        16.75%
         1997  . . . . . . . . . . . . . . . . . . . . . . . .  1,924,154      19.981826       38,448,111     1.26%        19.66%

       Dreyfus Variable Investment Fund -
       Appreciation Portfolio
         2001  . . . . . . . . . . . . . . . . . . . . . . . .    758,204      13.228287       10,029,735     1.36%        -6.87%
         2000  . . . . . . . . . . . . . . . . . . . . . . . .    833,967      14.791683       12,335,775     1.30%         2.12%
         1999  . . . . . . . . . . . . . . . . . . . . . . . .    841,368      14.063906       11,832,921     1.34%         6.82%
         1998  . . . . . . . . . . . . . . . . . . . . . . . .    130,339      12.287982        1,601,603     1.32%        19.95%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                               Unit         Contract                     Total
                                                                  Units     Fair Value    Owners' Equity  Expenses(*)   Return(**)
                                                                ---------  ------------  ---------------  -----------   ----------
Dreyfus Variable Investment Fund -
Quality Bond Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    582,816      13.557993         7,901,810     1.35%          4.04%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    514,843      12.210856         6,286,674     1.28%          2.84%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    557,971      11.755879         6,559,439     1.39%         -2.10%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    483,809      11.930914         5,772,284     1.36%          3.45%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    296,233      10.896071         3,227,776     1.27%          2.03%

Dreyfus Variable Investment Fund -
Small Cap Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4,118,999      21.584874        88,327,867     1.30%         -5.16%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4,081,519      23.191947        94,658,372     1.37%         13.96%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4,200,522      18.687864        78,498,784     1.32%         11.62%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4,083,921      18.492483        75,521,840     1.36%          5.26%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .  2,885,429      16.345238        47,163,024     1.33%          7.21%

Fidelity VIP - Equity-Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .  4,333,172      25.040516       108,504,852     1.32%         -1.55%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .  5,028,613      22.981645       115,565,799     1.13%         -3.30%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .  6,193,955      25.356511       157,057,088     1.31%         11.97%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .  6,514,258      22.571268       147,035,063     1.33%          9.81%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .  5,484,142      18.798061       103,091,236     1.26%         15.64%

Fidelity VIP - High Income Portfolio:Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,523,211      10.950679        16,680,190     1.37%         -7.79%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,563,304      14.671648        22,936,246     1.34%         -5.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,677,364      15.594567        26,157,765     1.31%          7.27%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,547,359      16.030689        24,805,231     1.34%          4.12%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    931,763      14.185575        13,217,594     1.29%          7.01%

Janus Aspen Series -
International Growth Portfolio - Institutional Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,229,531      14.442678        17,757,726     1.36%        -15.98%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,177,901      21.180756        24,948,834     1.34%          2.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    480,488      12.592749         6,050,665     1.32%          9.35%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    111,751      12.085049         1,350,516     1.32%         21.43%

Nationwide(R) Separate Account Trust -
Capital Appreciation Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,001,703      17.861046        17,891,463     1.38%        -21.84%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,233,408      31.543238        38,905,682     1.31%          0.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,907,131      34.047394        64,932,841     1.32%         11.21%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .  2,445,246      28.283511        69,160,143     1.33%         18.50%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .  2,791,154      21.578999        60,230,309     1.27%         20.02%

Federated NSAT High Income Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .     43,438       9.981401           433,573     1.26%          1.56%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .     27,594      10.623098           293,134     1.37%         -2.14%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .     32,610      10.879685           354,786     1.31%          2.08%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,101      10.698257           150,856     1.31%          4.82%


                                                                               Unit         Contract                     Total
                                                                  Units     Fair Value    Owners' Equity  Expenses(*)   Return(**)
                                                                ---------  ------------  ---------------  -----------   ----------
Nationwide(R) Separate Account Trust -
Government Bond Fund
 Tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,121,197   38.148518     42,772,023        1.36%        1.76%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,295,812   34.879444     45,197,202        1.35%        3.36%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,942,885   34.029647     66,115,691        1.31%       -2.81%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,316,289   33.654758     77,954,146        1.36%        3.32%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,758,975   30.746290     84,828,245        1.32%        2.17%

 Non-tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .      338,586   38.162607     12,921,319        1.37%        1.76%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .      463,409   34.892329     16,169,419        1.30%        3.36%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .      747,452   34.042202     25,444,912        1.30%       -2.81%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .      960,980   33.667167     32,353,474        1.33%        3.32%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,211,013   30.757627     37,247,886        1.34%        2.17%

Nationwide(R) Separate Account Trust -
Money Market Fund
 Tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .      863,950   24.159238     20,872,381        1.34%        1.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .      948,864   23.198381     22,012,109        1.35%        2.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,274,672   22.303916     28,430,177        1.31%        1.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,310,251   21.534407     28,215,478        1.33%        1.96%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,608,237   20.711249     33,308,597        1.30%        1.88%

 Non-tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .      241,384   26.249447      6,336,202        1.42%        1.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .      262,981   25.205457      6,628,556        1.36%        2.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .      369,010   24.233606      8,942,443        1.34%        1.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .      418,909   23.397522      9,801,433        1.32%        1.96%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .      533,053   22.503145     11,995,369        1.29%        1.88%

Nationwide(R) Separate Account Trust -
Total Return Fund
 Tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,092,898   86.376227    180,776,602        1.38%       -8.49%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,610,425   00.328103    261,898,988        1.29%        2.69%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,725,974   01.844530    379,470,071        1.24%       10.03%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,606,338   90.561482    417,156,796        1.39%       14.03%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,151,548   73.759455    379,975,373        1.25%       18.64%

 Non-tax qualified
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .      617,429   83.891787     51,797,201        1.37%       -8.49%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .      855,983   97.442368     83,409,010        1.32%        2.69%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,277,677   98.915179    126,381,649        1.35%       10.03%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,737,246   87.956670    152,802,373        1.29%       14.03%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,119,321   71.637923    151,823,755        1.25%       18.64%

Neuberger Berman Advisers Management Trust -
Balanced Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,327,582   22.799213     30,267,836        1.38%       -9.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,679,604   29.352154     49,299,995        1.36%        9.59%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,058,691   20.622941     42,456,263        1.33%        1.51%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,326,116   20.162589     46,900,521        1.30%        9.88%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,364,395   17.204573     40,678,406        1.32%       10.55%

                                                                     (Continued)

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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                               Unit         Contract                     Total
                                                                  Units     Fair Value    Owners' Equity  Expenses(*)   Return(**)
                                                                ---------  ------------  ---------------  -----------   ----------
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,686,425    23.561336     39,734,424       1.30%       -0.61%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,640,289    23.296864     38,213,590       1.32%        3.40%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,418,727    20.122292     28,548,039       1.29%       18.93%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,197,129    17.013071     20,366,841       1.22%       12.68%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .     708,545    13.432988      9,517,877       1.27%       10.17%

Templeton Variable Products Series Fund -
Templeton International Fund - Class A
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,819,478    18.026197     32,798,276       1.31%       -9.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,899,179    20.522060     38,975,066       1.28%       -0.08%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,024,537    18.443987     37,340,534       1.30%        9.57%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,039,516    17.730976     36,162,610       1.31%       13.66%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,502,590    15.765086     23,688,460       1.28%       13.67%

The Dreyfus Socially Responsible Growth Fund, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,866,851    24.844163     46,380,347       1.38%      -14.68%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,926,375    33.782253     65,077,288       1.39%        1.88%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,734,639    28.936182     50,193,830       1.32%       12.05%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,287,821    23.786181     30,632,344       1.35%       17.62%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .     722,441    18.437926     13,320,313       1.32%       15.57%
                                                                 =========    =========

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . .                                 333,721
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . .                                 280,760
                                                                                         -------------
   2001 Contract owners' equity . . . . . . . . . . . . . . . .                           $ 867,952,812
                                                                                         =============



(*) This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**)This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


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

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S.Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company